Trade Accounts Receivables, Net - Additional Information (Detail) - PEN (S/) S/ in Millions	Dec. 31, 2020	Dec. 31, 2019
Tren Urbano de Lima S.A.[member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 743.8	S/ 716.1
Contractual right	590.1	579.8
Cumbra Peru S.A [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	435.8	575.5
Adexus S.A.[member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	91.7	118.9
Cumbra Ingenieria S.A. [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	43.2	53.3
Viva Negocio Inmobiliario S.A. [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	40.2	83.6
UNNA Energia S.A. [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	37.6	63.4
Others [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 41.5	S/ 83.0